Subsequent events (Details)		1 Months Ended
	Feb. 06, 2026	Jan. 31, 2026
Sale of the Caruso Brand | Caruso Brand
Subsequent events
Percentage of interest sold	100.00%
Strategic Partnership for the Sergio Rossi Factory | Newco
Subsequent events
Percentage of interest retained		30.00%
Strategic Partnership for the Sergio Rossi Factory | Strategic Partnership for the Sergio Rossi Factory
Subsequent events
Percentage of interest sold		70.00%